Optica Rare Earths & Critical Materials ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.5%

Argentina — 2.9%
Materials — 2.9%
Arcadium Lithium*	15,603	$91,121

Australia — 20.8%
Energy — 0.7%
Deep Yellow*	32,947	21,308

Materials — 20.1%
Alpha HPA*	41,370	21,867
BHP Group ADR	6,344	307,557
Firefinch(A)(B)*	7,320	46
IGO	10,209	25,267
Iluka Resources	8,010	20,671
Lynas Rare Earths*	10,291	43,452
Mineral Resources	1,986	28,047
Pilbara Minerals*	30,144	35,616
Sandfire Resources*	6,769	44,577
South32	45,169	98,871
		625,971
		647,279

Belgium — 0.9%
Materials — 0.9%
Umicore	3,113	28,361

Brazil — 0.6%
Materials — 0.6%
ERO Copper*	1,700	20,094

Canada — 15.6%
Energy — 6.5%
Cameco	3,926	173,605
Denison Mines*	18,795	28,051
		201,656

Materials — 9.1%
Altius Minerals	1,417	23,736
Capstone Copper*	6,787	37,644
Hudbay Minerals	5,622	39,972
Teck Resources, Cl B	4,524	182,453
		283,805
		485,461

Chile — 6.3%
Materials — 6.3%
Antofagasta	3,476	75,872

Description	Shares	Fair Value

Chile — continued

Materials — continued
Lundin Mining	7,140	$57,445
Sociedad Quimica y Minera de Chile ADR	1,638	62,850
		196,167

China — 6.5%
Materials — 6.5%
Aluminum Corp of China, Cl H	54,000	31,456
China Nonferrous Mining	38,000	23,211
CMOC Group, Cl H	51,000	34,168
Ganfeng Lithium Group, Cl H	11,200	31,469
Jinchuan Group International Resources	331,000	22,134
MMG*	116,000	33,861
Tianqi Lithium, Cl H	8,600	27,150
		203,449

France — 0.6%
Materials — 0.6%
Eramet	319	17,301

Indonesia — 0.7%
Materials — 0.7%
Nickel Industries	49,187	22,023

Japan — 3.3%
Materials — 3.3%
Sumitomo Metal Mining	2,500	54,381
Toho Titanium	2,500	15,777
UACJ	900	31,056
		101,214

Mexico — 10.8%
Materials — 10.8%
Grupo Mexico	54,190	255,251
Southern Copper	911	80,979
		336,230

South Africa — 5.4%
Materials — 5.4%
African Rainbow Minerals	2,748	19,974
Anglo American Platinum	1,003	30,396
Impala Platinum Holdings*	11,488	54,513
Northam Platinum Holdings	5,934	30,925
Sibanye Stillwater ADR*	10,541	33,626
		169,434

Optica Rare Earths & Critical Materials ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value

Sweden — 3.1%
Materials — 3.1%
Boliden	2,765	$96,845

United States — 19.2%
Energy — 0.7%
Energy Fuels*	5,425	22,332

Materials — 18.5%
Albemarle	1,142	87,968
Alcoa	2,733	90,872
Century Aluminum*	1,787	33,864
Freeport-McMoRan, Cl B	7,671	283,137
MP Materials*	2,517	60,433
Tronox Holdings	2,337	18,135
		574,409
		596,741

Zambia — 2.8%
Materials — 2.8%
First Quantum Minerals*	6,966	86,800

Total Common Stock
(Cost $4,020,088)		3,098,520

Total Investments - 99.5%
(Cost $4,020,088)		$3,098,520

Percentages are based on Net Assets of $3,113,114.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

OPT-QH-001-0600